RIGHT-OF-USE ASSET AND OPERATING LEASE LIABILITIES (Details Narrative)	Dec. 08, 2023 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Right-of-use Asset And Operating Lease Liabilities
Total rental fee	$ 77,000
Incremental borrowing rate		5.25%	5.25%
Remaining lease term		1 year	1 year
Right of use of asset				$ 37,000
Operating lease liability				$ 37,000